DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
9. DISCONTINUED OPERATIONS
On April 24, 2024, the Company and Napp, entered into the Napp Purchase Agreement, pursuant to which the Company sold to Napp, effective as of April 24, 2024, the following:

•	all of the Company’s rezafungin assets, including all of the Company’s right to receive future milestones and royalties under the Melinta License Agreement and the Mundipharma Collaboration Agreement,

•	all rezafungin intellectual property rights, including patents and know-how, all product data, regulatory approvals and documentation,

•	rezafungin and comparator inventory,

•
specified prepaid assets and specified contracts, in exchange for Napp’s assumption of certain liabilities of the rezafungin business, including the ongoing costs of the ReSPECT Phase 3 clinical trial and the ReSTORE Phase 3 clinical trial in China and the Company’s obligations from and after closing under the Melinta License Agreement,

•	the Commercial Supply Agreement dated January 23, 2023 between the Company and Melinta, and

•	the Commercial Supply Agreement, dated December 12, 2022 between the Company and Mundipharma, or the Mundipharma Commercial Supply Agreement.
No Company employees were transferred to Napp.
The Company, Napp and Mundipharma also entered into an Assignment and Novation Agreement to transfer the Mundipharma Collaboration Agreement and Mundipharma Commercial Supply Agreement from the Company to Napp, or the Novation Agreement. In the Novation Agreement, Mundipharma agreed to forgive the Company’s obligation to refund a $11.1 million development milestone advance due as of December 31, 2024, net of royalties, to Mundipharma under the Mundipharma Collaboration Agreement, provided that (a) the Company performs its obligation to provide carryover services under a Transition Services Agreement with Napp, or the TSA, for a period of 45 days following the closing, (b) the Company delivers all of the purchased assets, including product know-how
and product-data, in accordance with the Napp Purchase Agreement and a know-how
transfer plan delivered in connection with the Napp Purchase Agreement and (c) the Company performs its obligation to provide other services in accordance with the TSA for 75 days following the closing. If such conditions are not met, the Company will be obligated to refund the development milestone advance, net of royalties, within 10 business days of the date on which it is determined that the conditions for forgiveness were not satisfied. On July 18, 2024, the Company received a notice of satisfaction from Mundipharma that it had completed the required performance obligations under the TSA and, accordingly, the $11.1 million development milestone advance previously made to the Company, and reimbursable to Mundipharma, was forgiven by Mundipharma.

In connection with the Napp Purchase Agreement and as a condition to entering into the Napp Purchase Agreement, the Company entered into an amendment, dated April 23, 2024, to the Melinta License Agreement that, among other changes, modified the future regulatory milestones payable upon receipt of marketing approval of the current rezafungin acetate product. The Melinta License Agreement, as amended, was assigned and novated to Napp at the closing of the asset sale.
The action to divest rezafungin was taken because of the Company’s strategy to streamline its portfolio and focus on the Cloudbreak platform and other financial considerations.
The Company has determined that the sale of rezafungin represents a strategic shift that had a major effect on its result of operations. Rezafungin met the criteria to be reported as discontinued operations in the period ended September 30, 2024. The Company has separately reported the financial results of rezafungin as discontinued operations in the condensed consolidated statements of operations and comprehensive loss for all periods presented.
Assets and liabilities classified as discontinued operations in the condensed consolidated balance sheets as of September 30, 2024 and December 31, 2023 consist of the following:

(In thousands)	September 30, 2024	December 31, 2023
Carrying amount of major assets included as part of discontinued operations:
Current assets:
Accounts receivable	$—	$2,171
Inventory	—	6,097
Prepaid expenses and other current assets	—	1,022

Current assets from discontinued operations	—	9,290
Noncurrent assets:
Other assets	—	934

Noncurrent assets from discontinued operations	—	934

Total assets from discontinued operations	$—	$10,224

Carrying amount of major liabilities included as part of discontinued operations:
Current liabilities:
Current contract liabilities	—	24,665

Current liabilities from discontinued operations	—	24,665
Noncurrent liabilities:
Long-term contract liabilities	—	4,245

Noncurrent liabilities from discontinued operations	—	4,245

Total liabilities from discontinued operations	$—	$28,910

Inventory consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Raw materials	$—	$2,691
Work-in-process	—	3,406

Total inventory	$—	$6,097

The Company’s capitalized inventory consisted of costs incurred subsequent to FDA approval of REZZAYO in March 2023. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred. There were no inventory write downs during the nine months ended September 30, 2024.
The results of operations from discontinued operations during the nine months ended September 30, 2024 and 2023 have been reflected as income (loss) from discontinued operations, net of income taxes in the condensed consolidated statements of operations and comprehensive loss and consist of the following:

	Nine Months Ended September 30,
(In thousands)	2024	2023
Major line items constituting pretax income (loss) of discontinued operations
Revenues:

Total revenues	$29,263	$25,795

Operating expenses:
Cost of product revenue	9,030	387
Research and development	10,572	25,061
Selling, general and administrative	7,460	2,795

Total operating expenses	27,062	28,243

Income (loss) from operations	2,201	(2,448)
Other expense, net:
Loss on disposal of discontinued operations	(1,799)	—

Total other expense, net	(1,799)	—
Income (loss) from discontinued operations before income tax expense	402	(2,448)
Income tax expense	—	(371)

Income (loss) from discontinued operations, net of income taxes	$402	$(2,819)

The cash flows related to discontinued operations have not been segregated and are included in the condensed consolidated statements of cash flows. The total net cash used in operating activities from discontinued operations was $18.1 million and $9.3 million for the nine months ended September 30, 2024 and 2023, respectively. There were no investing or financing activities from discontinued operations for the nine months ended September 30, 2024 and 2023.

Napp Purchase Agreement
In connection with the execution of the Napp Purchase Agreement, the Company modified its existing collaboration and license arrangements and Commercial Supply Agreements with Mundipharma and Melinta. As a result of the modified revenue contracts and the termination of these revenue arrangements, the Company concluded the Napp Purchase Agreement and the other aforementioned arrangements represented a bundled arrangement with a single commercial objective that required assessment under the guidance for revenue recognition. As a result, the Company identified the distinct performance obligations within the arrangements (including whether the distinct performance obligations were within the scope of ASC 606), determined the transaction price and the standalone selling prices of the distinct performance obligations, and allocated the transaction price using the relative standalone selling price method to the distinct performance obligations.
Revenue Recognition
On April 24, 2024, as of the execution date of the Napp Purchase Agreement (and all other bundled arrangements), the Company determined the transaction price is equal to $21.2 million for the sale of all rezafungin assets, including the Company’s right to receive future milestones and royalties from Mundipharma and Melinta, all rezafungin intellectual property rights, including patents and know-how,
rezafungin and comparator inventory, specified prepaid assets, the Commercial Supply Agreements with Melinta and Mundipharma, and certain transition services. The transaction price includes the forgiveness of $25.3 million in contract liabilities (inclusive of the $11.1 million development milestone advance) and $0.6 million for the transition services agreement. The Company paid $2.1 million to Napp and forgave $2.6 million in accounts receivable, both of which are included as a reduction to the transaction price.
The $21.2 million transaction price was allocated to the distinct performance obligations on the basis of their respective relative standalone selling prices.
All Rezafungin assets
. The Company transferred all rezafungin assets, including all rezafungin intellectual property rights, including patents and know-how,
rezafungin and comparator inventory in April 2024 at a point in time. Therefore, the Company recognized the revenue related to this bundled performance obligations in the amount of $20.8 million as revenue in the results from operations from discontinued operations.
Specified Prepaid Assets and Contracts
. The Company transferred specified prepaid and contracts in April 2024 at a point in time. The nature of the assets transferred were determined to be outside the scope of ASC 606 and therefore, the $0.3 million was recorded as part of the loss on disposal of discontinued operations.
Transition Services
. The Company performed its services under the TSA over the initial
76-day
period subsequent to the effective date of the Napp Purchase Agreement. In connection with the carryover services provided after the sale of rezafungin, the Company recognized $
0.1
 million as revenue in the results of operations from discontinued operations during the nine months ended September 30, 2024. The Company’s costs to provide the TSA services predominantly relate to employee labor costs which are reported within R&D and SG&A expenses within the results of operations from discontinued operations during the nine months ended September 30, 2024. The remaining unsatisfied performance obligation as of September 30, 2024 was zero.
Mundipharma Collaboration Agreement
On September 3, 2019, the Company entered into the Mundipharma Collaboration Agreement with Mundipharma, a related party, for a strategic collaboration to develop and commercialize rezafungin in an intravenous formulation, or the Mundipharma Licensed Product, for the treatment and prevention of invasive fungal infections.

Collaboration
. Under the Mundipharma Collaboration Agreement, the Company was responsible for leading the conduct of an agreed global development plan, or the Global Development Plan, that included the Phase 3 pivotal clinical trial of the Mundipharma Licensed Product for the treatment of candidemia and/or invasive candidiasis, or the ReSTORE Trial, and the Phase 3 pivotal clinical trial of the Mundipharma Licensed Product for the prophylaxis of invasive fungal infections in adult allogeneic blood and marrow transplant recipients, or the ReSPECT Trial, as well as specified
GLP-compliant
non-clinical studies and CMC development activities for the Mundipharma Licensed Product. Mundipharma was responsible for performing all development activities, other than Global Development Plan activities, that were necessary to obtain and maintain regulatory approvals for the Mundipharma Licensed Product outside of the U.S. and Japan, or the Mundipharma Territory, at Mundipharma’s sole cost.
Licenses
. Pursuant to the Mundipharma Collaboration Agreement, the Company granted Mundipharma an exclusive, royalty-bearing license to develop, register and commercialize the Mundipharma Licensed Product in the Mundipharma Territory, subject to the Company’s retained right in Japan before the Mundipharma Collaboration Agreement was terminated.
The Company also granted Mundipharma an option to obtain exclusive licenses to develop, register and commercialize rezafungin in a formulation for subcutaneous administration, or Subcutaneous Product, and in formulations for other modes of administration, or Other Products, in the Mundipharma Territory, subject to similar retained rights of the Company to conduct mutually agreed global development activities for such products. In addition, the Company granted Mundipharma a co-exclusive, worldwide license to manufacture the Mundipharma Licensed Product and rezafungin.
Until the seventh anniversary of the first commercial sale of the Mundipharma Licensed Product in the Mundipharma Territory, each party granted the other party an exclusive, time-limited right of first negotiation to obtain a license to any anti-fungal product (other than Mundipharma Licensed Product, Subcutaneous Product and Other Products) that such party proposes to out-license
in the other party’s territory.
Financial Terms
. As of the execution of the Mundipharma Collaboration Agreement, the parties agreed to share equally (50/50) the costs of Global Development Plan activities, or Global Development Costs, subject to a cap on Mundipharma’s Global Development Cost share of $31.2 million. The total potential transaction value was $568.4 million, including an equity investment, an up-front
payment, global development funding, and certain development, regulatory, and commercial milestones. The Company was also eligible to receive double-digit royalties in the teens on tiers of annual net sales.
Termination
. The Mundipharma Collaboration Agreement was terminated upon the effectiveness of the assignment to Napp on April 24, 2024.
Revenue Recognition
Prior to the Mundipharma Collaboration Agreement termination on April 24, 2024, the Company determined the transaction price was equal to the up-front
fee of $30.0 million, plus the R&D funding of $31.2 million, plus milestones achieved of $27.9 million. The common stock issued pursuant to the Mundipharma Stock Purchase Agreement was determined to be issued at fair market value after applying a lack of marketability discount as Mundipharma received restricted shares. Therefore, no additional premium or discount was allocated to the transaction price of the Mundipharma Collaboration Agreement for the share issuance.

The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success and costs for manufacturing clinical supplies.
A description of the distinct performance obligations identified under the Mundipharma Collaboration Agreement, as well as the amount of revenue allocated to each distinct performance obligation, was as follows:
Licenses of Intellectual Property.
 The license to the Company’s intellectual property, bundled with the associated know-how,
represented a distinct performance obligation. The license and associated know-how
was transferred to Mundipharma during September 2019, therefore the Company recognized the revenue related to this performance obligation in the amount of $17.9 million in September 2019 as collaboration revenue in its condensed consolidated statements of operations and comprehensive loss.
Research and Development Services.
The Company and Mundipharma shared equally in the costs of ongoing rezafungin clinical development in the Mundipharma Territory up to the specified cap, which represented a distinct performance obligation. The Company recorded these cost-sharing payments due from Mundipharma as collaboration revenue. The Company concluded that progress towards completion of the performance obligation related to the R&D services was best measured in an amount proportional to the R&D expenses incurred and the total estimated R&D expenses.
Clinical Supply Services.
 The Company’s initial obligation to supply rezafungin for ongoing clinical development in the Mundipharma Territory represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligations related to the clinical supply services was best measured in an amount proportional to the clinical supply services expenses incurred and the total estimated clinical supply services.
Milestone Payments.
 In November 2020, the Company achieved a $11.1 million milestone under the Mundipharma Collaboration Agreement, which was previously recorded as current contract liabilities as of December 31, 2023 because the rights to consideration were expected to be satisfied within one year. The Company received payment for this milestone in January 2021. Mundipharma was entitled to credit the full amount of this milestone payment toward future royalties payable to the Company, subject to a limit on the amount by which royalty payments to the Company may be reduced in any quarter. If Mundipharma had not fully credited the amount of such milestone payment toward royalties payable to the Company before the earlier of (i) December 31, 2024 and (ii) termination of the Mundipharma Collaboration Agreement by Mundipharma, the Company would have been obligated to refund the uncredited portion of such milestone payment to Mundipharma on the earlier of such dates. The full amount was forgiven in July 2024 as part of the rezafungin asset sale and the Company included $11.1 million in the transaction price of the Napp Purchase Agreement. In December 2021, August 2022, December 2023 and January 2024, the Company achieved milestones of $2.8 million, $11.1 million, $11.1 million and $2.8 million, respectively, under the Mundipharma Collaboration Agreement that the Company deemed to be tied to all the performance obligations identified in the original agreement. Revenue associated with these milestones has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue was recognized based on the progress of these performance obligations, the unrecognized portion was recorded as contract liabilities at the reporting period end and was recognized as revenue over the remaining progress of these performance obligations. The Company received payment for these milestones in January 2022, September 2022, February 2024 and April 2024, respectively.

Royalties.
 As the license was deemed to be the predominant item to which sales-based royalties related, the Company recognized royalty revenue when the related sales occurred. Royalty revenue recognized during the nine months ended September 30, 2024 was immaterial
.
No
 royalty revenue was recognized during the nine months ended September 30, 2023.
Melinta License Agreement
On July 26, 2022, the Company entered into the Melinta License Agreement with Melinta under which the Company granted Melinta an exclusive license to develop and commercialize products that contained or incorporated rezafungin, or the Melinta Licensed Product, in the U.S., or the Melinta Territory.
Licenses
. Pursuant to the Melinta License Agreement, the Company granted Melinta an exclusive, royalty-bearing license (including the right to sublicense through multiple tiers), to develop, register and commercialize the Melinta Licensed Product for all uses in humans and non-human
animals in the Melinta Territory, subject to the Company’s retained right, as described below.
Non-Compete
Covenant
. Until the fifth anniversary of the first commercial sale of the first Melinta Licensed Product in the Melinta Territory, neither the Company nor Melinta, nor any of their respective majority-owned subsidiaries could, directly or indirectly, itself or in collaboration with any third party, developed, manufactured for development or commercialization, or commercialized any product in the echinocandin class of drugs in the Melinta Territory without the other party’s prior written consent, subject to certain provisions in connection with a change of control of a party.
Commercialization.
Melinta was solely responsible for the commercialization of rezafungin in the Melinta Territory, at its sole expense.
Continued Development and Regulatory Activities.
The Company was responsible, at its sole expense, for conducting an agreed upon development plan, or the Melinta Development Plan, that included, among other activities, (a) completion of the ReSPECT Phase 3 pivotal clinical trial for the prophylaxis of invasive fungal infections in adult allogeneic blood and marrow transplant recipients, or the Prophylaxis Indication, (b) preparation and submission to the FDA of a supplemental new drug application, or sNDA, for the Melinta Licensed Product in the Prophylaxis Indication, (c) site close-out
activity worldwide (outside of China) for the ReSTORE Phase 3 pivotal clinical trial for the treatment of candidemia and invasive candidiasis, or the Treatment Indication, (d) certain nonclinical studies and other nonclinical activities, (e) certain CMC activities for the Melinta Licensed Product, and (f) all other development activities that were required by the FDA to obtain marketing approval of the Melinta Licensed Product in the Treatment Indication and the Prophylaxis Indication in the Melinta Territory.
The Company remained the holder of the rezafungin IND and new drug application, or NDA, before the Melinta License Agreement was assigned. Both regulatory applications were to transfer to Melinta on a transfer date determined based on the status of the ReSPECT trial and the associated sNDA for the Prophylaxis Indication, after which Melinta would have been responsible for performing all activities that may have been necessary to maintain NDA approvals for the Melinta Licensed Product in the Treatment Indication and the Prophylaxis Indication in the Melinta Territory, at Melinta’s sole expense, subject to Melinta’s right to deduct from royalties payable to the Company the internal expenses (not to exceed a specified dollar amount per calendar year) and certain out-of-pocket
expenses incurred by Melinta.

Supply and Transfer of CMC activities.
Until Melinta assumed responsibility for the manufacture and supply of the Melinta Licensed Product for development and commercialization in the Melinta Territory, which it may do by direct purchase from the Company’s contract manufacturing organizations for the Melinta Licensed Product or by having a manufacturing technology transfer to Melinta or its designee performed at Melinta’s sole expense, which, in either case, will be no later than December 31, 2026, the Company was responsible for the manufacture and supply of the Melinta Licensed Product for development and commercialization by Melinta in the Melinta Territory, and during such period, supplied Melinta Licensed Product to Melinta pursuant to the terms of a supply agreement negotiated by the parties.
Financial Terms.
Upon execution of the Melinta License Agreement, the total potential transaction value was $460.0 million, including a $30.0 million upfront payment and up to $430.0 million in regulatory and commercial milestone payments. In addition, the Company was eligible to receive tiered royalties on U.S. sales in the low double digits to mid-teens.
Termination.
The Melinta License Agreement was terminated upon the effectiveness of the assignment to Napp on April 24, 2024.
Revenue Recognition
Prior to the Melinta License Agreement termination on April 24, 2024, the Company determined the transaction price was equal to the up-front
fee of $30.0 million, plus a milestone achieved of $20.0 million. The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success, costs to continue the R&D efforts and costs for manufacturing clinical supplies.
A description of the distinct performance obligations identified under the Melinta License Agreement, as well as the amount of revenue allocated to each distinct performance obligation, was as follows:
Licenses of Intellectual Property.
 The license to the Company’s intellectual property, bundled with the associated know-how,
represented a distinct performance obligation. The license and associated know-how
was transferred to Melinta in August 2022, therefore the Company recognized the revenue related to this performance obligation in the amount of $25.9 million in August 2022 as collaboration revenue in its condensed consolidated statements of operations and comprehensive loss.
Research and Development Services.
The Company was required to provide R&D services, at its sole expense, as described under the Melinta Development Plan, which represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligation related to the R&D services was best measured in an amount proportional to the R&D expenses incurred and the total estimated R&D expenses.
Clinical Supply Services.
 The Company’s obligation to supply rezafungin for ongoing clinical development in the Melinta Territory represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligations related to the clinical supply services was best measured in an amount proportional to the clinical supply services expenses incurred and the total estimated clinical supply services. Revenue related to the clinical supply services performance obligation recognized during the nine months ended September 30, 2024 was immaterial.

Milestone Payments.
 In March 2023, the Company achieved a $20.0 million milestone under the Melinta License Agreement that the Company deemed to be tied to all the performance obligations identified in the original agreement. Revenue associated with the milestone has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue was recognized based on the progress of these performance obligations, the unrecognized portion was recorded as contract liabilities at the reporting period end and was recognized as revenue over the remaining progress of these performance obligations. The Company received payment for this milestone in April 2023.
Royalties.
 As the license was deemed to be the predominant item to which sales-based royalties related, the Company recognized royalty revenue when the related sales occurred. The Company recognized $0.1 million in royalty revenue during the nine months ended September 30, 2024 following the commercial launch of REZZAYO by Melinta in the U.S. on July 31, 2023. No royalty revenue was recognized during the nine months ended September 30, 2023.
Costs to Obtain a Contract with a Customer
The Company incurred costs to a third party to obtain the Melinta License Agreement and capitalized $2.0 million upon execution of the Melinta License Agreement, and capitalized an additional $0.5 million upon achievement of a milestone, in accordance with ASC 340,
Other Assets and Deferred Costs
. The Company incurred these costs in connection with all the performance obligations identified in the Melinta License Agreement and allocated the capitalized contract costs to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. The expense recognized during the nine months ended September 30, 2024 and 2023 was $0.2 million and $0.5 million, respectively, and is included within the results of operations from discontinued operations. As of September 30, 2024 there was no balance remaining of the asset recognized from costs to obtain the Melinta License Agreement.
Contract Liabilities
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Mundipharma Collaboration Agreement and Melinta License Agreement during the nine months ended September 30, 2024 (in thousands):

Opening balance, December 31, 2023	$28,910
Revenue from performance obligations satisfied during reporting period	(28,910)

Closing balance, September 30, 2024	$—

Current portion of contract liabilities	$—
Long-term portion of contract liabilities	—

Total contract liabilities, September 30, 2024	$—

As of September 30, 2024, the aggregate transaction price allocated to performance obligations that are unsatisfied is zero under both the Mundipharma Collaboration Agreement and the Melinta License Agreement.

As of September 30, 2024, the Company recorded no accounts receivable associated with the Mundipharma Collaboration Agreement and Melinta License Agreement. As of September 30, 2024, the Company recorded accounts receivable associated with the Napp Purchase Agreement of $1.7 million. As of December 31, 2023, the Company recorded $13.9 million and $0.4 million in accounts receivable associated with the Mundipharma Collaboration Agreement and Melinta License Agreement, respectively.
The following table presents collaboration revenue, included within discontinued operations, disaggregated by collaborator and timing of revenue recognition (in thousands):

	Nine Months Ended September 30, 2024
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
Rezafungin Assets, including Sale of IP and Inventory	$20,833	$—
License of Intellectual Property - upon milestone achieved	813	—
Product Revenue	2,826	—
Royalty Revenue	37	125
Over Time:
Research and Development Services	3,895	457
Clinical Supply Services	175	—
Transition Services	102	—

Total Revenue from Collaboration, License and Purchase Agreements	$28,681	$582

	Nine Months Ended September 30, 2023
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
License of Intellectual Property - upon milestone achieved	$—	$17,257
Clinical Drug Supply	26	—
Product Revenue	—	1,468
Royalty Revenue	—	70
Over Time:
Research and Development Services	4,870	1,859
Clinical Supply Services	245	—

Total Revenue from Collaboration, License and Purchase Agreements	$5,141	$20,654

11. DISCONTINUED OPERATIONS
On April 24, 2024, the Company and Napp, entered into the Napp Purchase Agreement, pursuant to which the Company sold to Napp, effective as of April 24, 2024, the following:

•	all of the Company’s rezafungin assets, including all of the Company’s right to receive future milestones and royalties under the Melinta License Agreement and the Mundipharma Collaboration Agreement,

•	all rezafungin intellectual property rights, including patents and know-how, all product data, regulatory approvals and documentation,

•	rezafungin and comparator inventory,

•
specified prepaid assets and specified contracts, in exchange for Napp’s assumption of certain liabilities of the rezafungin business, including the ongoing costs of the ReSPECT Phase 3 clinical trial and the ReSTORE Phase 3 clinical trial in China and the Company’s obligations from and after closing under the Melinta License Agreement,

•	the Commercial Supply Agreement dated January 23, 2023 between the Company and Melinta, and

•	the Commercial Supply Agreement, dated December 12, 2022 between the Company and Mundipharma, or the Mundipharma Commercial Supply Agreement.
No Company employees were transferred to Napp.
The Company, Napp and Mundipharma also entered into an Assignment and Novation Agreement to transfer the Mundipharma Collaboration Agreement and Mundipharma Commercial Supply Agreement from the Company to Napp, or the Novation Agreement. In the Novation Agreement, Mundipharma agreed to forgive the Company’s obligation to refund a $11.1 million development milestone advance due as of December 31, 2024, net of royalties, to Mundipharma under the Mundipharma Collaboration Agreement, provided that (a) the Company performs its obligation to provide carryover services under a Transition Services Agreement with Napp, or the TSA, for a period of 45 days following the closing, (b) the Company delivers all of the purchased assets, including product know-how
and product-data, in accordance with the Napp Purchase Agreement and a know-how
transfer plan delivered in connection with the Napp Purchase Agreement and (c) the Company performs its obligation to provide other services in accordance with the TSA for 75 days following the closing. If such conditions are not met, the Company will be obligated to refund the development milestone advance, net of royalties, within 10 business days of the date on which it is determined that the conditions for forgiveness were not satisfied. On July 18, 2024, the Company received a notice of satisfaction from Mundipharma that it had completed the required performance obligations under the TSA and, accordingly, the $11.1 million development milestone advance previously made to the Company, and reimbursable to Mundipharma, was forgiven by Mundipharma.
In connection with the Napp Purchase Agreement and as a condition to entering into the Napp Purchase Agreement, the Company entered into an amendment, dated April 23, 2024, to the Melinta License Agreement that, among other changes, modified the future regulatory milestones payable upon receipt of marketing approval of the current rezafungin acetate product. The Melinta License Agreement, as amended, was assigned and novated to Napp at the closing of the asset sale.
The action to divest rezafungin was taken because of the Company’s strategy to streamline its portfolio and focus on the Cloudbreak platform and other financial considerations.
The Company has determined that the sale of rezafungin represents a strategic shift that had a major effect on its result of operations. Rezafungin met the criteria to be reported as discontinued operations at the time of the sale. The Company has separately reported the financial results of rezafungin as discontinued operations in the consolidated statements of operations and comprehensive loss for all periods presented.

Assets and liabilities classified as discontinued operations in the condensed consolidated balance sheets as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
(In thousands)		(As Restated)
Carrying amount of major assets included as part of discontinued operations:
Current assets:
Accounts receivable	$2,171	$116
Inventory	6,097	—
Prepaid expenses and other current assets	1,022	952

Current assets from discontinued operations	9,290	1,068
Noncurrent assets:
Other assets	934	958

Noncurrent assets from discontinued operations	934	958

Total assets from discontinued operations	$10,224	$2,026

Carrying amount of major liabilities included as part of discontinued operations:
Current liabilities:
Current contract liabilities	$24,665	$13,610
Current liabilities from discontinued operations	24,665	13,610

Noncurrent liabilities:		—
Long-term contract liabilities	4,245	20,525

Noncurrent liabilities from discontinued operations	4,245	20,525

Total liabilities from discontinued operations	$28,910	$34,135

Inventory consisted of the following (in thousands):

	December 31,
	2023	2022
Raw materials	$2,691	$—
Work-in-process	3,406	—

Total inventory	$6,097	$—

The Company’s capitalized inventory consisted of costs incurred subsequent to FDA approval of REZZAYO in March 2023. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred. There were no inventory write downs during the year ended December 31, 2023.

The results of operations from discontinued operations during the years ended December 31, 2023 and 2022 have been reflected as income (loss) from discontinued operations, net of income taxes in the consolidated statements of operations and comprehensive loss and consist of the following:

	Years ended December 31,
(In thousands)	2023	2022
		(As Restated)
Major line items constituting pretax income (loss) of discontinued operations
Revenues:
Total revenues	$40,622	$40,952

Operating expenses:
Cost of product revenue	1,523	—
Research and development	31,769	47,237
Selling, general and administrative	4,753	5,319

Total operating expenses	38,045	52,556

Income (loss) from discontinued operations before income tax expense	2,577	(11,604)
Income tax expense	(428)	(258)

Income (loss) from discontinued operations, net of income taxes	$2,149	$(11,862)

The cash flows related to discontinued operations have not been segregated and are included in the condensed consolidated statements of cash flows. The total net cash used in operating activities from discontinued operations was $10.5 million and $3.9 million for the years ended December 31, 2023 and 2022, respectively. There were no investing or financing activities from discontinued operations for the years ended December 31, 2023 and 2022.
Mundipharma Collaboration Agreement
On September 3, 2019, the Company entered into the Mundipharma Collaboration Agreement with Mundipharma, a related party, for a strategic collaboration to develop and commercialize rezafungin in an intravenous formulation, or the Mundipharma Licensed Product, for the treatment and prevention of invasive fungal infections.
Collaboration
. Under the Mundipharma Collaboration Agreement, the Company was responsible for leading the conduct of an agreed global development plan, or the Global Development Plan, that included the Phase 3 pivotal clinical trial of the Mundipharma Licensed Product for the treatment of candidemia and/or invasive candidiasis, or the ReSTORE Trial, and the Phase 3 pivotal clinical trial of the Mundipharma Licensed Product for the prophylaxis of invasive fungal infections in adult allogeneic blood and marrow transplant recipients, or the ReSPECT Trial, as well as specified
GLP-compliant
non-clinical studies and CMC development activities for the Mundipharma Licensed Product. Mundipharma was responsible for performing all development activities, other than Global Development Plan activities, which were necessary to obtain and maintain regulatory approvals for the Mundipharma Licensed Product outside of the U.S. and Japan, or the Mundipharma Territory, at Mundipharma’s sole cost.
Licenses
. Pursuant to the Mundipharma Collaboration Agreement, the Company granted Mundipharma an exclusive, royalty-bearing license to develop, register and commercialize the Mundipharma Licensed Product in the Mundipharma Territory, subject to the Company’s retained right in Japan before the Mundipharma Collaboration Agreement was terminated
.
The Company also granted Mundipharma an option to obtain exclusive licenses to develop, register and commercialize rezafungin in a formulation for subcutaneous administration, or Subcutaneous Product, and in formulations for other modes of administration, or Other Products, in the Mundipharma Territory, subject to similar retained rights of the Company to conduct mutually agreed global development activities for such products. In addition, the Company granted Mundipharma a co-exclusive, worldwide license to manufacture the Mundipharma Licensed Product and rezafungin.
Until the seventh anniversary of the first commercial sale of the Mundipharma Licensed Product in the Mundipharma Territory, each party granted the other party an exclusive, time-limited right of first negotiation to obtain a license to any anti-fungal product (other than Mundipharma Licensed Product, Subcutaneous Product and Other Products) that such party proposes to out-license
in the other party’s territory.
Financial Terms
. As of the execution of the Mundipharma Collaboration Agreement, the parties agreed to share equally (50/50) the costs of Global Development Plan activities, or Global Development Costs, subject to a cap on Mundipharma’s Global Development Cost share of $31.2 million. The total potential transaction value was $568.4 million, including an equity investment, an up-front
payment, global development funding, and certain development, regulatory, and commercial milestones. The Company was also eligible to receive double-digit royalties in the teens on tiers of annual net sales.
Termination
. The Mundipharma Collaboration Agreement was terminated upon the effectiveness of the assignment to Napp on April 24, 2024.
Revenue Recognition
Prior to the Mundipharma Collaboration Agreement termination on April 24, 2024, the Company determined the transaction price was equal to the up-front
fee of $30.0 million, plus the R&D funding of $31.2 million, plus milestones achieved of $27.9 million. The common stock issued pursuant to the Mundipharma Stock Purchase Agreement was determined to be issued at fair market value after applying a lack of marketability discount as Mundipharma received restricted shares. Therefore, no additional premium or discount was allocated to the transaction price of the Mundipharma Collaboration Agreement for the share issuance. The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success and costs for manufacturing clinical supplies. A description of the distinct performance obligations identified under the Mundipharma Collaboration Agreement, as well as the amount of revenue allocated to each distinct performance obligation, was as follows:
Licenses of Intellectual Property.
 The license to the Company’s intellectual property, bundled with the associated know-how,
represented a distinct performance obligation. The license and associated know-how
were transferred to Mundipharma during September 2019, therefore the Company recognized the revenue related to this performance obligation in the amount of $17.9 million in September 2019 as collaboration revenue in its consolidated statements of operations and comprehensive loss.
Research and Development Services.
The Company and Mundipharma shared equally in the costs of ongoing rezafungin clinical development in the Mundipharma Territory up to the specified cap, which represented a distinct performance obligation. The Company recorded these cost-sharing payments due from
Mundipharma as collaboration revenue. The Company concluded that progress towards completion of the performance obligation related to the R&D services was best measured in an amount proportional to the R&D expenses incurred and the total estimated R&D expenses.
Clinical Supply Services.
 The Company’s initial obligation to supply rezafungin for ongoing clinical development in the Mundipharma Territory represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligations related to the clinical supply services was best measured in an amount proportional to the clinical supply services expenses incurred and the total estimated clinical supply services.
Milestone Payments.
 In November 2020, the Company achieved a $11.1 million milestone under the Mundipharma Collaboration Agreement, which was previously recorded as current contract liabilities as of December 31, 2023 because the rights to consideration were expected to be satisfied within one year. The Company received payment for this milestone in January 2021. Mundipharma was entitled to credit the full amount of this milestone payment toward future royalties payable to the Company, subject to a limit on the amount by which royalty payments to the Company may be reduced in any quarter. If Mundipharma had not fully credited the amount of such milestone payment toward royalties payable to the Company before the earlier of (i) December 31, 2024 and (ii) termination of the Mundipharma Collaboration Agreement by Mundipharma, the Company would have been obligated to refund the uncredited portion of such milestone payment to Mundipharma on the earlier of such dates. The full amount was forgiven in July 2024 as part of the rezafungin asset sale and the Company included $11.1 million in the transaction price of the Napp Purchase Agreement. In December 2021, August 2022, December 2023, and January 2024, the Company achieved milestones of $2.8 million, $11.1 million, $11.1 million, and $2.8 million, respectively, under the Mundipharma Collaboration Agreement that the Company deemed to be tied to all the performance obligations identified in the original agreement. Revenue associated with these milestones has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue was recognized based on the progress of these performance obligations, the unrecognized portion was recorded as contract liabilities at the reporting period end and was recognized as revenue over the remaining progress of these performance obligations. The Company received payment for these milestones in January 2022, September 2022, February 2024, and April 2024, respectively.
Royalties.
 As the license was deemed to be the predominant item to which sales-based royalties related, the Company recognized royalty revenue when the related sales occurred. No royalty revenue was recognized during the years ended December 31, 2023 and 2022.
Melinta License Agreement
On July 26, 2022, the Company entered into the Melinta License Agreement with Melinta under which the Company granted Melinta an exclusive license to develop and commercialize products that contained or incorporated rezafungin, or the Melinta Licensed Product, in the U.S., or the Melinta Territory.
Licenses
. Pursuant to the Melinta License Agreement, the Company granted Melinta an exclusive, royalty-bearing license (including the right to sublicense through multiple tiers), to develop, register and commercialize the Melinta Licensed Product for all uses in humans and non-human
animals in the Melinta Territory, subject to the Company’s retained right, as described below.
Non-Compete
Covenant
. Until the fifth anniversary of the first commercial sale of the first Melinta Licensed Product in the Melinta Territory, neither the Company nor Melinta, nor any of their respective majority-owned subsidiaries could, directly or indirectly, itself or in collaboration with any third party, developed, manufactured for development or commercialization, or commercialized any product in the echinocandin class of drugs in the Melinta Territory without the other party’s prior written consent, subject to certain provisions in connection with a change of control of a party.
Commercialization.
Melinta was solely responsible for the commercialization of rezafungin in the Melinta Territory, at its sole expense.
Continued Development and Regulatory Activities.
The Company was responsible, at its sole expense, for conducting an agreed upon development plan, or the Melinta Development Plan, that included, among other activities, (a) completion of the ReSPECT Phase 3 pivotal clinical trial for the prophylaxis of invasive fungal infections in adult allogeneic blood and marrow transplant recipients, or the Prophylaxis Indication, (b) preparation and submission to the FDA of a supplemental new drug application, or sNDA, for the Melinta Licensed Product in the Prophylaxis Indication, (c) site close-out
activity worldwide (outside of China) for the ReSTORE Phase 3 pivotal clinical trial for the treatment of candidemia and invasive candidiasis, or the Treatment Indication, (d) certain nonclinical studies and other nonclinical activities, (e) certain CMC activities for the Melinta Licensed Product, and (f) all other development activities that were required by the FDA to obtain marketing approval of the Melinta Licensed Product in the Treatment Indication and the Prophylaxis Indication in the Melinta Territory.
The Company remained the holder of the rezafungin IND and new drug application, or NDA, before the Melinta License Agreement was assigned. Both regulatory applications were to transfer to Melinta on a transfer date determined based on the status of the ReSPECT trial and the associated sNDA for the Prophylaxis Indication, after which Melinta would have been responsible for performing all activities that may have been necessary to maintain NDA approvals for the Melinta Licensed Product in the Treatment Indication and the Prophylaxis Indication in the Melinta Territory, at Melinta’s sole expense, subject to Melinta’s right to deduct from royalties payable to the Company the internal expenses (not to exceed a specified dollar amount per calendar year) and certain out-of-pocket
expenses incurred by Melinta.
Supply and Transfer of CMC activities.
Until Melinta assumed responsibility for the manufacture and supply of the Melinta Licensed Product for development and commercialization in the Melinta Territory, which it may do by direct purchase from the Company’s contract manufacturing organizations for the Melinta Licensed Product or by having a manufacturing technology transfer to Melinta or its designee performed at Melinta’s sole expense, which, in either case, will be no later than December 31, 2026, the Company was responsible for the manufacture and supply of the Melinta Licensed Product for development and commercialization by Melinta in the Melinta Territory, and during such period, supplied Melinta Licensed Product to Melinta pursuant to the terms of a supply agreement negotiated by the parties.
Financial Terms.
Upon execution of the Melinta License Agreement, the total potential transaction value was $460.0 million, including a $30.0 million upfront payment and up to $430.0 million in regulatory and commercial milestone payments. In addition, the Company was eligible to receive tiered royalties on U.S. sales in the low double digits to mid-teens.
Termination.
The Melinta License Agreement was terminated upon the effectiveness of the assignment to Napp on April 24, 2024.
Revenue Recognition
Prior to the Melinta License Agreement termination on April 24, 2024, the Company determined the transaction price was equal to the up-front
fee of $30.0 million, plus a milestone achieved of $20.0 million. The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success, costs to continue the R&D efforts and costs for manufacturing clinical supplies. A description of the distinct performance obligations identified under the Melinta License Agreement, as well as the amount of revenue allocated to each distinct performance obligation, was as follows:
Licenses of Intellectual Property.
 The license to the Company’s intellectual property, bundled with the associated know-how,
represented a distinct performance obligation. The license and associated know-how
were transferred to Melinta in August 2022, therefore the Company recognized the revenue related to this performance obligation in the amount of $25.9 million in August 2022 as collaboration revenue in its consolidated statements of operations and comprehensive loss.
Research and Development Services.
The Company was required to provide R&D services, at its sole expense, as described under the Melinta Development Plan, which represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligation related to the R&D services was best measured in an amount proportional to the R&D expenses incurred and the total estimated R&D expenses.
Clinical Supply Services.
 The Company’s obligation to supply rezafungin for ongoing clinical development in the Melinta Territory represented a distinct performance obligation. The Company concluded that progress towards completion of the performance obligations related to the clinical supply services was best measured in an amount proportional to the clinical supply services expenses incurred and the total estimated clinical supply services. Revenue related to the clinical supply services performance obligation recognized during the year ended December 31, 2023 was immaterial.
Milestone Payments.
 In March 2023, the Company achieved a $20.0 million milestone under the Melinta License Agreement that the Company deemed to be tied to all the performance obligations identified in the original agreement. Revenue associated with the milestone has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue was recognized based on the progress of these performance obligations, the unrecognized portion was recorded as contract liabilities at the reporting period end and was recognized as revenue over the remaining progress of these performance obligations. The Company received payment for this milestone in April 2023.
Royalties.
 As the license was deemed to be the predominant item to which sales-based royalties related, the Company recognized royalty revenue when the related sales occurred. The Company recognized $0.2 million in royalty revenue during the year ended December 31, 2023 following the commercial launch of REZZAYO by Melinta in the U.S. on July 31, 2023. No royalty revenue was recognized during the year ended December 31, 2022.
Costs to Obtain a Contract with a Customer
The Company incurred costs to a third party to obtain the Melinta License Agreement and capitalized $2.0 million upon execution of the Melinta License Agreement, and capitalized an additional $0.5 million upon achievement of a milestone, in accordance with ASC 340,
Other Assets and Deferred Costs
. The Company incurred these costs in connection with all the performance obligations identified in the Melinta License Agreement and allocated the capitalized contract costs to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. The expense recognized during the years ended December 31, 2023 and 2022 of
$0.5 million and
$1.8 million, respectively, and is included within the results of operations from discontinued operations. As of December 31, 2023, the remaining balance of the asset recognized from costs to obtain the Melinta License Agreement was $0.2 million.
Contract Liabilities
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Mundipharma Collaboration Agreement and Melinta License Agreement during the year ended December 31, 2023 (in thousands):

Opening balance, December 31, 2022	$34,135
Payments received in advance	1,463
Payments receivable	1,488
Revenue from performance obligations satisfied during reporting period	(8,176)

Closing balance, December 31, 2023	$28,910

Current portion of contract liabilities	$24,665
Long-term portion of contract liabilities	4,245

Total contract liabilities, December 31, 2023	$28,910

As of December 31, 2023, the aggregate transaction price allocated to performance obligations that are unsatisfied is $11.5 million and $3.7 million under the Mundipharma Collaboration Agreement and Melinta License Agreement, respectively. These amounts were expected to be recognized over 2 years which represent the remaining research periods under each of the Mundipharma Collaboration Agreement and Melinta License Agreement.
As of December 31, 2023, the Company recorded $13.9 million and $0.4 million in accounts receivable associated with the Mundipharma Collaboration Agreement and Melinta License Agreement, respectively. $1.7 million and $0.4 million of the accounts receivable associated with the Mundipharma Collaboration Agreement and Melinta License Agreement, respectively, were included in discontinued operations. As of December 31, 2022, the Company recorded $0.2 million in accounts receivable associated with the Mundipharma Collaboration Agreement, of which $0.1 million was included in discontinued operations.

The following table presents collaboration revenue, included within discontinued operations, disaggregated by collaborator and timing of revenue recognition (in thousands):

	Year Ended December 31, 2023
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
License of Intellectual Property - upon milestones achieved	$3,252	$17,257
Clinical Drug Supply	26	—
Product Revenue	2,867	1,468
Royalty Revenue	—	168
Over Time:
Research and Development Services	12,303	2,441
Clinical Supply Services	840	—

Total Revenue from Collaboration, License and Purchase Agreements	$19,288	$21,334

	Year Ended December 31, 2022
	Mundipharma	Melinta
Revenue from Collaboration and License Agreements:
Point in Time:
License of Intellectual Property - upon transfer of license	$—	$25,885
License of Intellectual Property - upon milestones achieved	3,252	—
Clinical Drug Supply	484	—
Over Time:
Research and Development Services	9,595	811
Clinical Supply Services	925	—

Total Revenue from Collaboration and License Agreements	$14,256	$26,696